Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

Note 26 – Subsequent Events

Acquisition of Royalty on Comet Vale Gold Mine

Subsequent to quarter-end, on July 15, 2026, the Company acquired a 2.0% gross royalty on Gorilla Gold’s Comet Vale gold project, as referenced in Note 3 (a).